INCOME TAXES	12 Months Ended
Dec. 31, 2024
Income Taxes
INCOME TAXES

19.	INCOME TAXES

The reconciliation of income taxes at statutory rates is as follows:

	2024		2023	2022
Loss for the year		$(25,270,714)	$(12,931,794)	$(15,299,251)

Expected income tax (recovery)		(6,419,589)	(3,387,159)	(3,085,891)
Change in statutory, foreign tax, foreign exchange rates and other		340,677	(181,113)	825,208
Permanent differences		868,994	1,419,000	863,183
Share issuance cost				-
Impact of warrants +convertible debenture			980,080)	(3,154,750)
Prior year adjustment		53,971	(59,487)	(147,786)
Expiry of non-capital losses			-	-
Change in unrecognized deductible		5,155,947	1,228,679	4,700,036
Total income tax expense (recovery)	$		$-	$-

Current income tax		$-	$-	$-
Deferred income tax			-	-
Total		$-	$-	$-

The significant components of the Company’s deferred tax assets and liabilities are as follows:

	December 31, 2024	December 31, 2023	December 31, 2022

Deferred tax assets (liabilities)
ROU assets and lease liabilities	$(3,000)	$(6,000)	$(11,000)
Intangible assets	(992,000)	(135,000)	(132,000)
Finance fees	(2,132,000)	-	-
Warrant liability	-	(42,000)	(820,000)
Non-capital losses	3,127,000	183,000	963,000
Net deferred tax liability	$-	$-	$-

Siyata Mobile Inc.

Notes to the Consolidated Financial Statements

(Expressed in US dollars)

As at and for the years ended December 31, 2024 and 2023

19.	INCOME TAXES (cont’d)

The significant components of the Company’s temporary differences, unused tax credits and unused tax losses that have not been included on the consolidated statement of financial position are as follows:

	2024		Expiry date	2023		Expiry date	2022	Expiry date

Receivables	$			$			$-	None
Property, plant and equipment and intangibles		$2,973,000			3,210,000	None	2,522,000	None
Financing cost		7,907,000			3,480,000	2042 to 2046	4,262,000	2041 to 2045
Inventory		736,000	None		800,000	None	1,614,000	None
Allowance for doubtful accounts					-	None	-	None
Warrant liability		-	None		156,000	None	3,036,000	None
Allowable capital losses		35.000	None		38,000	None	37,000	None
Non-capital losses available for future periods
- Canada		69,155,000			49,918,000	2026-2043	38,258,000	2026 to 2042
- Israel		27,410,000			27,339,000	None	23,600,000	None
- United States					-	None	-	None
Total non-capital losses		$96,565,000			77,257,000		61,858,000